UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04262

AMERICAN PENSION INVESTORS TRUST
(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501
(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code: (434) 846-1361

David D. Basten
President
American Pension Investors Trust
2303 Yorktown Avenue
Lynchburg, Virginia 24501

Copy to:
Darrell Mounts, Esq.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, D.C. 20036

Date of fiscal year end: May 31

Date of reporting period: May 31, 2004

Item 1. Reports to Shareholders

GROWTH FUND

CAPITAL INCOME FUND

MULTIPLE INDEX TRUST

YORKTOWN CLASSIC VALUE TRUST

TREASURIES TRUST

ANNUAL REPORT DATED MAY 31, 2004

Dear Fellow Shareholders:

Both domestic and international stock markets produced healthy gains in the fiscal year ended May 31, 2004. During this period we have seen significant recovery from the recessionary lows in financial markets and corporate earnings worldwide. It is with strong and growing earnings that free markets are able to expand and compound best for you, the long term investor. The following report for the fiscal year ended May 31, 2004 details the financial results of the API Trust funds and their operations during this significant period of recovery.

At this point I would like to formally update our investors of two landmark events which should significantly benefit all of us. First of all, effective June 7, 2004, the funds’ shareholder services will be provided by a new transfer agent, Unified Fund Services, located in Indianapolis, Indiana. Unified will provide significant new services for shareholders, including consolidated statements, automatic rebalancing of Master Trust accounts, and online account access, as well as all previously provided services. A significant cost reduction to our shareholders will also result from this move. Secondly, effective July 1, 2004, our funds will be known as the API Efficient Frontier Funds to better reflect our investment philosophy. In addition, the Treasuries Trust, which was narrowly focused on just the U.S. Treasuries market, will adopt new investment policies effective July 1, 2004, allowing it to also invest in other income producing securities including other U.S. government securities and corporate bonds. It will be known as the API Efficient Frontier Income Fund.

MANAGING MARKET RISK IS THE CRUCIAL OBJECTIVE OF OUR INVESTMENT MANAGEMENT OPERATIONS.

MARKET RECAP

As with past market highs and lows, markets move long before investors realize that an economic recovery has taken place. The bear market is now in the rear-view mirror as the financial markets have established significant gains. Over the past year, following the enactment of the president’s tax-cut plan, real economic growth has increased 5% with only 1.6% inflation. After-tax profits have increased 37% (fully adjusted for depreciation and capital consumption). Business spending on equipment and software has grown 12.5%. Since last August, 1.1 million jobs have been created. Spendable income has increased 4.9% in real terms. Consumer spending is up 4.3%.

Six months ago we were in the first leg of the bull market, and optimism reappeared even in the most downtrodden of stocks and industries. A rising tide will lift all ships, but as markets grow they must consolidate. As is the norm, the markets will take a breather, usually within the first year of the stock market recovery. Market consolidation occurred with roughly a 10% pullback during March, April, and May. Now we have the future growth and expansion of the free markets to build value, and it is at this point that we believe that we have just entered the second stage of the bull market. The economy is roaring at its fastest pace in 20 years, and there’s no clear reason why the prosperity trends won’t continue.

STRATEGIES AFFECTING FISCAL YEAR 2004 RESULTS

Our performance over the fiscal year was aided by several companies that were unpopular and depressed at the beginning of the period. The Yorktown Classic Value Trust benefited from holdings such as Chicago Mercantile Exchange Holdings and CIT Group, Inc., which were up 69% and 56%, respectively, during the period. Similarly, the Growth Fund received a benefit from holdings in Yahoo! Inc. and Vontobel Eastern European Equity Fund, up 99% and 40%, respectively, for the period, and among the Multiple Index Trust’s better performers were i Shares Goldman Sachs Networking and North Track Tech 100 Index Portfolio, up 41% and 29%, respectively. The Capital Income Fund places more emphasis on income-producing securities. Nevertheless, gains of 43% from Mathews Pacific Tiger Fund and 27% from Textron, Inc. were among the better performers in the Fund.

For the fiscal year ended May 31, 2004, the Treasuries Trust was down 0.88%. From its inception on July 2, 1997, the Fund has produced an annualized rate of return of 5.35%. These have been very turbulent times within the fixed income marketplace. We see the benefits of a low inflationary, moderate growth economy as being the best case scenario for Treasuries Trust investors. The fixed income markets lost their momentum and have started producing negative returns with the inevitable increase in interest rates. Today the risk of owning long term fixed income investments may be at its highest point in 50 years. We are currently managing the Treasuries Trust mindful of the realization that economic growth often comes at the expense of fixed income investors. As a result, we have shortened our maturities and have locked in stability of your investment for the coming months.

GOING FORWARD

The first leg of the current bull market has been led by the technology sector again, as well as smaller companies with high growth rates. Skeptics believe this is a reflection of unrealistic investors trying to find large gains from beaten-up, fundamentally weak stocks. Leading tech companies are seeing improved earnings and fundamentals because they have tackled cost-structure issues and become more efficient and realistic. The real truth of the matter is that large cap and small companies are at their most efficient operating levels in history. The success of corporate strategies, business leaders, and portfolio managers can only be determined after long periods of time. We know that earnings drive markets, and that free markets compound at a different level or sequence than is expected or that can be predicted. The level of diversification of securities, markets, and managers has been found to directly correlate between risk and return. It is our commitment to you that we will always strive to be the most open minded and inclusive managers within the fund industry. Our commitment stands today as it has in the past to reduce your risk and improve your performance over the long term.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten	David M. Basten
President	Certified Fund Specialist

AMERICAN PENSION INVESTORS TRUST

GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value
MUTUAL FUNDS — 72.1%
China Region Funds — 2.4%
Matthews China Fund	87,390	$1,198,986

Emerging Markets Funds — 3.3%
Third Millennium Russia Fund†	21,689	786,025
Vontobel Eastern Europe Equity Fund†	61,163	882,583

		1,668,608

Global Funds — 3.7%
Oakmark Global Fund	93,952	1,872,475

Health/Biotechnology Funds — 4.1%
Rydex Biotechnology Fund†	101,274	2,051,812

International Funds — 9.2%
Harbor International Fund	41,542	1,544,118
Mercantile International Equity Fund	88,597	1,101,270
Oakmark International Small Cap Fund	114,409	1,966,691

		4,612,079

Japanese Funds — 2.0%
Matthews Japan Fund†	67,466	993,101

Large Cap Core Funds — 4.9%
ProFunds Bull Fund†	48,684	2,471,192

Large Cap Growth Funds — 2.7%
Alger Large Cap Growth Fund†	144,101	1,358,872

Large Cap Value Funds — 2.6%
Legg Mason Value Trust — Navigator	21,023	1,319,845

Mid Cap Core Funds — 2.7%
Legg Mason Special Investment Trust	26,686	1,360,190

Mid Cap Growth Funds — 2.5%
Alger Mid Cap Growth Fund†	156,042	1,253,014

Money Market Funds — 0.9%
Government Obligations Fund	456,386	456,386

Multi Cap Growth Funds — 8.0%
Alger Capital Appreciation Fund†	165,769	1,360,960
ProFunds OTC Fund†	46,904	2,663,228

		4,024,188

Pacific Region Funds — 5.0%
Matthews Korea Fund	270,813	1,164,495
Matthews Pacific Tiger Fund	101,064	1,325,960

		2,490,455

Science & Technology Funds — 1.8%
Dreyfus Technology Growth Fund†	39,337	879,975

	Shares	Value
Small Cap Core Funds — 8.6%
Buffalo Small Cap Fund	55,921	$1,401,941
ProFunds Small Cap Fund†	87,401	2,912,215

		4,314,156

Small Cap Growth Fund — 7.6%
Alger Small Cap Growth Fund†	309,193	1,329,529
Brown IA Small Cap Growth Fund†	125,912	1,272,968
Mercantile Capital Opportunities Fund†	125,581	1,186,743

		3,789,240

Total Mutual Funds (cost $30,051,128)		36,114,574

COMMON STOCKS — 20.7%
Casinos — 1.0%
Mandalay Resort Group	9,500	521,075

Communications — 2.1%
CommScope, Inc.†	32,100	553,725
Nuance Communications, Inc.†	105,000	515,550

		1,069,275

Computers — Hardware — 1.1%
NVIDIA Corporation†	23,000	542,340

Computers — Software — 4.6%
Autodesk, Inc.†	14,000	502,040
FindWhat.com†	23,500	544,260
Red Hat, Inc.†	23,000	628,590
Yahoo! Inc.†	20,400	625,464

		2,300,354

Conglomerates — 1.2%
ChoicePoint, Inc.†	13,500	583,875

Financial Services — 2.2%
Freidman Billings Ramsey Group	28,600	557,700
National Financial Partners Corp.	15,000	525,000

		1,082,700

Industrial Services — 1.2%
Verisign, Inc.	32,000	580,480

Instruments and Controls — 1.1%
Garmin Ltd.	15,200	527,744

Media — TV/Newspaper — 0.9%
InterActive Corp.†	15,000	468,900

AMERICAN PENSION INVESTORS TRUST

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2004

	Shares	Value
Medical Instruments/Supplies — 2.1%
Patterson Dental Company†	7,000	$531,440
PolyMedica Corporation	18,000	520,380

		1,051,820

Office Products/Services — 1.1%
Websense, Inc.†	17,500	566,650

Securities Brokers — 2.2%
Goldman Sachs	5,500	516,505
Legg Mason, Inc.	6,500	570,115

		1,086,620

Total Common Stocks (cost $9,012,031)		10,381,833

EXCHANGE TRADED FUNDS — 7.2%
i Shares Russell 1000	11,000	522,170
i Shares Russell 2000	8,000	483,680
i Shares Russell 3000	13,000	498,550
i Shares Russell Mid Cap Growth	7,500	575,250
i Shares S&P 500 Barra	8,800	493,944
i Shares S&P Mid Cap 400	4,000	492,760
i Shares S&P Small Cap	6,000	554,880

Total Exchange Traded Funds (cost $3,236,735)		3,621,234

Total Investments (cost $42,299,894*)		$50,117,641

* Cost for Federal income tax purposes $42,346,487. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	8,517,028

Excess of tax cost over value	745,874

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value
MUTUAL FUNDS — 49.6%
China Region Funds — 2.1%
Matthews China Fund	28,375	$389,302

Convertible Securities Funds — 2.6%
Victory Convertible Fund	40,420	482,610

Emerging Markets Funds — 4.1%
Third Millennium Russia Fund†	11,392	412,861
Vontobel Eastern Europe Equity Fund†	24,777	357,532

		770,393

Equity Income Funds — 2.8%
Parnassus Equity Income Fund	22,126	537,450

Flexible Portfolio Funds — 2.6%
ProFunds Rising Rates Opportunity Fund†	20,408	490,204

Global Funds — 2.5%
China U.S. Growth†	44,723	477,639

International Funds — 3.1%
Longleaf Partners International Fund	40,403	591,500

Japanese Funds — 2.2%
Matthews Japan Fund†	28,608	421,106

Large Cap Core Funds — 3.0%
ProFunds Bull Fund†	11,220	569,543

Mid-Cap Growth Funds — 3.3%
ProFunds Midcap Fund†	18,403	624,043

Money Market Funds — 1.2%
Government Obligations Fund	220,962	220,962

Multi Cap Growth Funds — 3.4%
ProFunds OTC Fund†	11,220	637,068

Pacific Region Funds — 5.1%
Matthews Asian Growth & Income Fund	41,699	592,122
Matthews Pacific Tiger Fund	29,273	384,064

		976,186

Real Estate Funds — 6.0%
CGM Realty Fund	11,819	299,968
Mercantile Diversified Real Estate Fund	36,705	496,248
Victory Real Estate Fund	21,922	349,434

		1,145,650

	Shares	Value
Small Cap Core Funds — 3.5%
ProFunds Small Cap Fund†	20,117	$670,294

Small Cap Value Funds — 2.1%
Victory Small Company Opportunity Fund	14,450	405,479

Total Mutual Funds (cost $8,425,776)		9,409,429

COMMON STOCKS — 33.6%
Banks — 11.1%
AmSouth Bancorporation	14,000	356,720
Bank of America Corp.	3,500	290,955
Citi Group	8,000	371,440
J.P. Morgan Chase & Co.	12,000	442,080
Union Planters Corp.	10,000	301,100
Wells Fargo & Co.	6,000	352,800

		2,115,095

Basic Materials/Chemicals — 1.6%
du Pont (E.I.) de Nemours & Co.	7,000	302,400

Building Materials/Supplies — 1.6%
PPG Industries, Inc.	5,000	299,000

Conglomerates — 3.4%
RPM International, Inc.	21,000	308,910
Textron, Inc.	6,000	327,900

		636,810

Energy — Oil — 1.6%
Marathon Oil Corp.	9,000	300,060

Financial Services — 5.0%
Alliance Capital Management Ltd.	9,000	302,670
Allied Capital Corp.	11,000	297,330
Friedman Billings Ramsey Group	18,000	351,000

		951,000

Hospital/Medical Care — 2.0%
Corrections Corp. of America†	10,000	382,600

Insurance — 3.7%
American National Insurance†	3,500	328,335
ING Group	17,000	385,390

		713,725

AMERICAN PENSION INVESTORS TRUST

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

May 31, 2004

	Shares	Value
Savings & Loan's/Thrifts — 2.1%
Washington Mutual	9,000	$393,120

Tobacco — 1.5%
Altria	6,000	287,820

Total Common Stocks (cost $5,715,155)		6,381,630

CLOSED-END FUNDS — 4.6%
Evergreen Income Advantage	37,000	542,050
Latin American Discovery Fund	26,500	322,505

Total Closed-End Funds (cost $864,471)		864,555

EXCHANGE TRADED FUNDS — 12.2%
i Shares Dow Jones U.S. Utilities Index	10,000	582,600
i Shares MSCI Emerging Markets†	3,000	480,450
i Shares MSCI — Japan†	46,000	459,540
i Shares Select Dividend Index	11,000	602,800
SPDR — S&P 500 Index†	1,700	191,709

Total Exchange Traded Funds (cost $2,187,224)		2,317,099

Total Investments (cost $17,192,626*)		$18,972,713

* Cost for Federal income tax purposes $17,203,772. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	2,031,401

Excess of tax cost over value	262,460

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

MULTIPLE INDEX TRUST

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value
MUTUAL FUNDS — 38.2%
Health/Biotechnology Funds — 11.3%
Rydex Biotechnology Fund†	128,437	$2,516,079

Large Cap Core Funds — 12.2%
North Track S&P 100 Plus Portfolio	33,190	1,025,888
Rydex Core Equity Fund†	122,004	1,698,297

		2,724,185

Money Market Funds — 1.1%
Government Obligations Fund	255,850	255,850

Multi Cap Growth Funds — 9.0%
Rydex OTC Fund†	211,068	2,015,696

Science & Technology Funds — 4.5%
North Track Tech 100 Index Portfolio	48,304	1,007,141

Total Mutual Funds (cost $8,412,543)		8,518,951

	Shares	Value
EXCHANGE TRADED FUNDS — 61.8%
Diamonds Trust Series	12,000	$1,225,560
i Shares Dow Jones U.S. Financial Sector	8,000	716,880
i Shares Goldman Sachs Networking†	28,500	847,020
i Shares Goldman Sachs Semiconductor	13,000	794,950
i Shares Goldman Sachs Software†	19,000	703,950
i Shares MSCI Emerging Markets	4,500	720,675
i Shares MSCI — Hong Kong	90,000	905,400
i Shares MSCI — Japan†	75,000	749,250
i Shares MSCI — Taiwan	61,000	685,640
i Shares Russell 1000 Index	21,000	1,265,040
i Shares S&P 100 Index	13,500	740,205
i Shares S&P Latin America 40†	14,000	791,140
Rydex S&P Equal Weight ETF	9,000	1,251,270
SPDR — S&P Mid Cap 400 Index	15,000	1,634,400
StreetTRACKS Morgan Stanley High Tech 35 Index Fund†	16,000	757,600

Total Exchange Traded Funds (cost $12,668,749)		13,788,980

Total Investments (cost $21,081,292*)		$22,307,931

* Cost for Federal income tax purposes $21,179,229. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	1,379,580

Excess of tax cost over value	250,878

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

YORKTOWN CLASSIC VALUE TRUST

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value
COMMON STOCKS — 89.4%
Advertising — 1.3%
Interpublic Group of Companies†	30,000	$431,400

Aerospace/Defense — 3.1%
Boeing Company	12,000	549,600
Herley Industries, Inc.†	25,000	513,750

		1,063,350

Auto/Truck — 1.2%
Sonic Automotive	19,000	417,050

Banks — 7.8%
Bank of America Corp.	7,000	581,910
Citi Group	11,000	510,730
J.P. Morgan Chase & Co.	14,000	515,760
Mellon Financial Corp.	18,000	529,920
Wachovia Corp.	11,500	542,915

		2,681,235

Basic Materials — 1.6%
Metal Management, Inc.†	35,000	548,450

Communications — 3.1%
Safenet, Inc.†	21,000	489,300
UT Starcom, Inc.†	18,000	560,070

		1,049,370

Computers — Hardware — 1.8%
Solectron Corp.†	110,000	605,000

Consumer Products/Services — 1.5%
Fortune Brands	7,000	527,100

Diversified Technology — 1.6%
Tyco International Limited	17,500	538,825

Drug Stores — 1.6%
CVS Corp.	13,000	541,840

Electrical Equipment — 1.5%
Thomas Industries†	15,500	527,310

Electronics — 3.6%
Applied Micro Circuits Corp.†	112,000	603,680
Flextronics International Limited	36,500	640,940

		1,244,620

Energy — 2.9%
Headwaters, Inc.†	25,000	522,500
Kerr McGee Corp.†	10,000	492,500

		1,015,000

	Shares	Value
Financial Services — 17.0%
American Express Co.	9,500	$481,650
Capital One Financial	8,000	560,480
Chicago Mercantile Exchange Holdings	5,000	646,000
CIT Group	15,000	562,050
Eaton Vance Corp.	13,000	479,700
E-Loan, Inc.†	203,000	495,320
Friedman Billings Ramsey Group	28,000	546,000
Investment Technology Group†	38,000	518,700
Manulife Financial Corp	15,408	598,139
MBNA Corp.	20,000	508,000
Moody’s Corp.	7,000	457,730

		5,853,769

Heavy Machinery/Equipment — 2.9%
CNH Global	27,000	520,560
Ingersoll-Rand Co.	7,000	457,100

		977,660

Home Construction — 1.5%
Beazer Homes USA	5,000	503,850

Hospital/Medical Care — 11.9%
Anthem, Inc.†	6,500	575,445
Cross Country, Inc.†	29,000	481,690
Gentiva Health Services†	34,000	539,920
Geo Group, Inc.†	23,000	445,050
Res-Care, Inc.†	34,000	471,580
Sunrise Senior Living, Inc.†	16,000	576,640
Tenet Healthcare Corp.†	40,000	476,800
United Health Group	8,000	522,000

		4,089,125

Industrial Services — 1.4%
NetIQ Corporation†	36,000	477,000

Insurance — 2.8%
Chubb Corp.	7,500	505,275
Erie Indemnity Co.	10,000	455,600

		960,875

Media — TV/Newspaper — 3.1%
Liberty Media†	50,000	549,000
InterActive Corp.	16,500	515,790

		1,064,790

AMERICAN PENSION INVESTORS TRUST

YORKTOWN CLASSIC VALUE TRUST

SCHEDULE OF INVESTMENTS

May 31, 2004

	Shares	Value
Medical Instruments/Supplies — 1.8%
MIM Corporation†	79,000	$619,360

Office Products/Services — 1.6%
Affiliated Computer Services†	11,000	548,020

Railroads — 1.6%
Norfolk Southern Corp.	22,000	533,060

Securities Brokers — 11.2%
Bear Stearns Cos., Inc.	7,000	567,420
E-Trade Group†	47,000	536,270
Goldman Sachs	6,000	563,460
Legg Mason Inc.	6,000	526,260
Lehman Brothers Holdings Inc.	7,000	529,550
Merrill Lynch & Co., Inc.	10,000	568,000
Morgan Stanley, Dean Witter, Discover & Co.	10,000	535,100

		3,826,060

Total Common Stocks (cost $26,053,445)		30,644,119

	Shares	Value
CLOSED-END FUNDS — 1.3%
Royce Micro-Cap Trust	35,000	$455,000

Total Closed-End Funds (cost $415,692)		455,000

EXCHANGE TRADED FUNDS — 9.3%
i Shares Russell 1000 Value	9,000	529,200
i Shares Russell 2000 Value	3,000	493,200
i Shares S&P Mid Cap 400 Barra Value	5,000	568,100
i Shares S&P Value	9,000	507,240
i Shares Small Cap 600	5,000	520,800
StreetTRACKS Dow Jones U.S. Small Cap Value Index Fund	3,500	577,375

Total Exchange Traded Funds (cost $2,500,090)		3,195,915

Total Investments (cost $28,969,227*)		$34,295,034

* Cost for Federal income tax purposes $29,031,294. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	6,072,091

Excess of tax cost over value	808,351

†	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

TREASURIES TRUST

SCHEDULE OF INVESTMENTS

May 31, 2004

	Principal/ Shares	Value
U.S. GOVERNMENT OBLIGATIONS — 95.1%
United States Treasury Notes
12.00%, due 5/15/05	$4,800,000	$4,776,749
2.625%, due 11/15/06	9,555,000	10,472,806

Total U.S. Government Obligations (cost $15,379,879)		15,249,555

MONEY MARKET FUNDS — 4.9%
Government Obligations Fund	793,613	793,613

Total Investments (cost $16,173,492*)		$16,043,168

* Cost for Federal income tax purposes $16,173,492. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	—

Excess of tax cost over value	130,324

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2004

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust
Assets
Investments at value (identified cost of $42,299,894; $17,192,626; $21,081,292; $28,969,227; and $16,173,492, respectively)	$50,117,641	$18,972,713	$22,307,931	$34,295,034	$16,043,168
Interest receivable	615	350	501		55,920
Receivable for securities sold	611,620	2,136,777
Receivable from advisor			11,606	2,011	9,207
Other assets	16,145	34,269	11,722	25,161	6,340

Total assets	50,746,021	21,144,109	22,331,760	34,322,206	16,114,635

Liabilities
Accrued distribution fees	41,594	7,895		19,300
Accrued advisory fees	33,947	9,281
Borrowings for purchase of securities				8,063,000
Payable for securities purchased	142,044	2,057,281
Accrued interest expense				17,922
Other liabilities	74,235	27,150	30,802	36,150	20,525

Total liabilities	291,820	2,101,607	30,802	8,136,372	20,525

Net assets	$50,454,201	$19,042,502	$22,300,958	$26,185,834	$16,094,110

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)	4,900,370	1,157,708	1,890,010	1,750,927	1,514,589

Net asset value and offering price per share outstanding	$10.30	$16.45	$11.80	$14.96	$10.63

Net assets consist of
Paid-in capital	$50,282,356	$18,613,814	$23,132,123	$20,242,358	$16,187,748
Accumulated net investment income		47,059			36,686
Accumulated net realized gain (loss) from security transactions	(7,645,902)	(1,398,458)	(2,057,804)	617,669
Unrealized appreciation (depreciation) on investments	7,817,747	1,780,087	1,226,639	5,325,807	(130,324)

Net assets applicable to outstanding shares of beneficial interest	$50,454,201	$19,042,502	$22,300,958	$26,185,834	$16,094,110

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

STATEMENTS OF OPERATIONS

Year Ended May 31, 2004

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust
Investment income
Dividends	$241,415	$466,674	$159,975	$336,616
Interest	7,328	4,970	5,685	118	$188,863

Total income	248,743	471,644	165,660	336,734	188,863

Expenses
Investment advisory fees	479,823	95,720	131,436	207,880	58,176
Distribution fees	479,823	79,767		207,880
Transfer agent fees	202,499	73,117	76,160	93,513	52,481
Custodial fees	27,019	10,545	10,720	14,598	7,623
Professional fees	83,482	30,639	35,681	42,846	26,561
Registration fees	17,673	17,309	17,247	17,643	17,769
Trustee fees	16,954	2,359	2,359	2,359	2,359
Insurance	37,877	11,258	13,408	15,979	12,138
Shareholder reports	12,027	4,072	4,259	4,912	1,849
Miscellaneous	16,823	7,844	7,149	9,078	6,739

Total operating expenses	1,374,000	332,630	298,419	616,688	185,695
Less expenses waived by investment advisor	(16,307)	(1,807)	(64,180)	(21,311)	(65,463)

Net operating expenses	1,357,693	330,823	234,239	595,377	120,232
Interest expense				186,313

Total expenses	1,357,693	330,823	234,239	781,690	120,232

Net investment income (loss)	(1,108,950)	140,821	(68,579)	(444,956)	68,631

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	5,726,169	869,117	1,762,987	3,603,498	97,949
Capital gain distributions from mutual funds	183,079	63,573
Change in unrealized appreciation on investments	5,024,469	1,155,531	1,886,007	1,849,033	(293,096)

Net realized and unrealized gain (loss) on investments	10,933,717	2,088,221	3,648,994	5,452,531	(195,147)

Net increase (decrease) in net assets resulting from operations	$9,824,767	$2,229,042	$3,580,415	$5,007,575	$(126,516)

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST

YORKTOWN CLASSIC VALUE TRUST

STATEMENT OF CASH FLOWS

Year Ended May 31, 2004

Cash flows from operating activities
Net increase in net assets from operations	$5,007,575
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Purchase of investments	(28,552,334)
Proceeds from the sale of investments	20,983,548
Decrease in dividends receivable	13,325
Increase in receivable from advisor	(2,011)
Increase in prepaid expenses	(2,718)
Decrease in payable for securities purchased	(285,573)
Decrease in advisory fee payable	(10,114)
Increase in borrowings for purchase of securities	3,283,000
Increase in distribution fee payable	6,736
Increase accrued interest expense	4,104
Increase in other accrued expenses	12,854
Net change in unrealized appreciation on investments	(1,849,033)
Net realized gain on investments	(3,603,498)

Net cash used in operating activities	(4,994,139)

Cash flows from financing activities
Capital contributions	11,294,527
Capital withdrawals	(6,300,388)

Net cash provided by financing activities	4,994,139

Net increase in cash and cash equivalents	—

Cash and cash equivalents
Beginning of year	—
End of year	—

$—

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2004

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust
Operations
Net investment income (loss)	$(1,108,950)	$140,821	$(68,579)	$(444,956)	$68,631
Net realized gain (loss) from security transactions	5,726,169	869,117	1,762,987	3,603,498	97,949
Capital gain distributions from mutual funds	183,079	63,573
Net change in unrealized appreciation on investments	5,024,469	1,155,531	1,886,007	1,849,033	(293,096)

Increase (decrease) in net assets resulting from operations	9,824,767	2,229,042	3,580,415	5,007,575	(126,516)

Distributions
From net investment income		(119,840)			(69,612)
From net realized gain on security transactions					(144,290)

Decrease in net assets resulting from distributions		(119,840)			(213,902)

Capital share transactions
Proceeds from sale of shares	11,923,930	7,958,495	8,434,845	11,260,468	8,591,069
Value of shares issued upon reinvestment of dividends		104,961			198,897
Cost of shares redeemed	(10,402,360)	(2,503,189)	(3,031,028)	(6,300,889)	(8,486,015)

Increase (decrease) in net assets resulting from capital share transactions	1,521,570	5,560,267	5,403,817	4,959,579	303,951

Total increase (decrease) in net assets	11,346,337	7,669,469	8,984,232	9,967,154	(36,467)
Net assets
Beginning of year	39,107,864	11,373,033	13,316,726	16,218,680	16,130,577

End of year	$50,454,201	$19,042,502	$22,300,958	$26,185,834	$16,094,110

Share transactions
Shares sold	1,251,548	495,792	752,497	815,906	801,326
Shares reinvested		6,251			18,572
Shares redeemed	1,070,402	157,684	272,067	444,579	783,833

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2003

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust
Operations
Net investment income (loss)	$(898,022)	$3,116	$(47,797)	$(245,794)	$206,485
Net realized gain (loss) from security transactions	(7,504,854)	(2,227,272)	(1,173,892)	(2,102,290)	303,165
Capital gain distributions from mutual funds	174,448	68,807
Net change in unrealized appreciation on investments	4,089,782	1,362,968	297,649	1,308,409	148,922

Increase (decrease) in net assets resulting from operations	(4,138,646)	(792,381)	(924,040)	(1,039,675)	658,572

Distributions
From net investment income					(223,560)
From net realized gain on security transactions

Decrease in net assets resulting from distributions					(223,560)

Capital share transactions
Proceeds from sale of shares	5,571,731	4,543,122	4,397,867	8,948,245	14,014,139
Value of shares issued upon reinvestment of dividends					204,979
Cost of shares redeemed	(9,578,774)	(2,844,323)	(4,092,745)	(7,860,497)	(7,865,634)

Increase (decrease) in net assets resulting from capital share transactions	(4,007,043)	1,698,799	305,122	1,087,748	6,353,484

Total increase (decrease) in net assets	(8,145,689)	906,418	(618,918)	48,073	6,788,496
Net assets
Beginning of year	47,253,553	10,466,615	13,935,644	16,170,607	9,342,081

End of year	$39,107,864	$11,373,033	$13,316,726	$16,218,680	$16,130,577

Share transactions
Shares sold	766,215	353,176	520,190	876,716	1,293,419
Shares reinvested					19,021
Shares redeemed	1,303,447	223,383	491,374	748,866	724,187

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

GROWTH FUND

FINANCIAL HIGHLIGHTS

	For the Years Ended May 31,
	2004	2003	2002	2001	2000
For a share outstanding throughout each year
Net asset value, beginning of year	$8.29	$8.99	$11.56	$15.55	$14.19

Income from investment operations
Net investment loss	(0.23)	(0.19)	(0.20)	(0.22)	(0.25)
Net realized and unrealized gain (loss) on investments	2.24	(0.51)	(1.83)	(2.07)	3.35

Total income (loss) from investment operations	2.01	(0.70)	(2.03)	(2.29)	3.10

Distributions
From net realized gain on security transactions			(0.54)	(1.70)	(1.74)

Total distributions			(0.54)	(1.70)	(1.74)

Net asset value, end of year	$10.30	$8.29	$8.99	$11.56	$15.55

Total return (1)	24.25%	(7.79)%	(17.94)%	(16.82)%	24.17%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,454	$39,108	$47,254	$63,761	$88,459
Ratio of expenses to average net assets (2)	2.85%	2.94%	2.76%	2.42%	2.42%
Ratio of net investment loss to average net assets	(2.33)%	(2.41)%	(1.93)%	(1.63)%	(1.79)%
Portfolio turnover rate	117%	97%	57%	60%	61%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.89%, 2.98%, 2.76%, 2.57%, and 2.57%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Years Ended May 31,
	2004	2003	2002	2001	2000
For a share outstanding throughout each year
Net asset value, beginning of year	$13.98	$15.31	$16.54	$22.83	$23.03

Income from investment operations
Net investment income (loss)	0.14	0.01	(0.13)	0.03	0.15
Net realized and unrealized gain (loss) on investments	2.45	(1.34)	(1.07)	(2.37)	1.90

Total income (loss) from investment operations	2.59	(1.33)	(1.20)	(2.34)	2.05

Distributions
From net investment income	(0.12)		(0.01)	(0.16)	(0.50)
From net realized gain on security transactions			(0.02)	(3.79)	(1.75)

Total distributions	(0.12)		(0.03)	(3.95)	(2.25)

Net asset value, end of year	$16.45	$13.98	$15.31	$16.54	$22.83

Total return (1)	18.51%	(8.69)%	(7.30)%	(11.32)%	9.49%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$19,043	$11,373	$10,467	$9,952	$11,074
Ratio of expenses to average net assets (2)	2.08%	2.17%	2.13%	1.84%	1.43%
Ratio of net investment income (loss) to average net assets	0.89%	0.03%	(0.97)%	(0.27)%	0.82%
Portfolio turnover rate	113%	100%	30%	89%	53%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.09%, 2.28%, 2.24%, 2.09%, and 1.84%, respectively.

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST

MULTIPLE INDEX TRUST

FINANCIAL HIGHLIGHTS

	For the Years Ended May 31,
	2004	2003	2002	2001	2000
For a share outstanding throughout each year
Net asset value, beginning of year	$9.45	$10.09	$12.14	$14.96	$12.70

Income from investment operations
Net investment loss	(0.04)	(0.03)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	2.39	(0.61)	(2.00)	(2.43)	2.49

Total income (loss) from investment operations	2.35	(0.64)	(2.05)	(2.48)	2.48

Distributions
From net investment income					(0.12)
From net realized gain on security transactions				(0.32)	(0.10)
In excess of realized gains				(0.02)

Total distributions				(0.34)	(0.22)

Net asset value, end of year	$11.80	$9.45	$10.09	$12.14	$14.96

Total return (1)	24.87%	(6.34)%	(16.89)%	(16.76)%	19.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$22,301	$13,317	$13,936	$13,764	$11,404
Ratio of expenses to average net assets (2)	1.25%	1.22%	1.25%	1.24%	1.24%
Ratio of net investment loss to average net assets	(0.37)%	(0.40)%	(0.54)%	(0.38)%	(0.11)%
Portfolio turnover rate	137%	31%	43%	20%	17%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.60%, 1.77%, 1.57%, 1.44%, and 1.50%, respectively.

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST

YORKTOWN CLASSIC VALUE TRUST

FINANCIAL HIGHLIGHTS

	For the Years Ended May 31,
	2004	2003	2002	2001	2000
For a share outstanding throughout each year
Net asset value, beginning of year	$11.76	$12.92	$17.44	$15.94	$16.09

Income from investment operations
Net investment loss	(0.25)	(0.18)	(0.33)	(0.35)	(0.43)
Net realized and unrealized gain on investments	3.45	(0.98)	(4.19)	2.51	1.78

Total income (loss) from investment operations	3.20	(1.16)	(4.52)	2.16	1.35

Distributions
From net realized gain on security transactions				(0.66)	(1.50)

Total distributions				(0.66)	(1.50)

Net asset value, end of year	$14.96	$11.76	$12.92	$17.44	$15.94

Total return (1)	27.21%	(8.98)%	(25.92)%	13.25%	9.61%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,186	$16,219	$16,171	$19,334	$13,857
Ratio of operating expenses to average net assets (2)	2.59%	2.57%	2.59%	2.47%	2.27%
Ratio of total expenses to average net assets (3)	3.40%	3.50%	3.73%	4.21%	4.00%
Ratio of net investment income to average net assets	(1.93)%	(1.79)%	(2.37)%	(2.13)%	(2.33)%
Portfolio turnover rate	70%	117%	73%	82%	113%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of operating expenses to average net assets would have been 2.68%, 2.84%, 2.59%, 2.47%, and 2.42%, respectively.

(3)	Without fees waived by the investment advisor and distributor, the ratio of total expenses to average net assets would have been 3.49%, 3.77%, 3.73%, 4.21%, and 4.15%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

TREASURIES TRUST

FINANCIAL HIGHLIGHTS

	For the Years Ended May 31,
	2004	2003	2002	2001	2000
For a share outstanding throughout each year
Net asset value, beginning of year	$10.91	$10.49	$10.58	$10.02	$10.53

Income from investment operations
Net investment income	0.06	0.16	0.34	0.57	0.80
Net realized and unrealized gain (loss) on investments	(0.15)	0.46	0.04	0.74	(0.68)

Total income from investment operations	(0.09)	0.62	0.38	1.31	0.12

Distributions
From net investment income	(0.06)	(0.20)	(0.47)	(0.75)	(0.51)
From net realized gain on security transactions	(0.13)				(0.12)

Total distributions	(0.19)	(0.20)	(0.47)	(0.75)	(0.63)

Net asset value, end of year	$10.63	$10.91	$10.49	$10.58	$10.02

Total return (1)	(0.88)%	5.90%	3.67%	13.25%	1.30%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,094	$16,131	$9,342	$6,577	$3,887
Ratio of expenses to average net assets (2)	0.84%	0.86%	0.85%	0.85%	0.76%
Ratio of net investment income to average net assets	0.48%	1.59%	3.45%	6.53%	6.72%
Portfolio turnover rate	115%	77%	227%	0%	126%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.29%, 1.27%, 1.37%, 1.53%, and 1.48%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS

May 31, 2004

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Classic Value Trust and Treasuries Trust (collectively the “Funds”).

The Growth Fund’s investment objective is growth of capital. The fund seeks to achieve its objective by investing primarily in (1) mutual funds (“underlying funds”) that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) securities that represent interests in a portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index (“index securities”). The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Capital Income Fund’s primary investment objective is to seek to achieve high current income. The fund’s secondary objective is growth of capital and income. The fund seeks to achieve its objectives by investing at least 65% of its assets in (1) underlying funds that seek to achieve an objective of high current income by investing in income-producing equity securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) index securities. The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Multiple Index Trust’s investment objective is to maximize total return from capital growth and income. The fund seeks to achieve its objective by investing at least 80% of its net assets in shares of underlying funds and index securities whose portfolios mirror those of one index or another of market securities.

The primary objective of the Yorktown Classic Value Trust is growth of capital; income is a secondary objective. The fund seeks to achieve these objectives by investing primarily in equity securities which its investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

The Treasuries Trust’s investment objective is to seek current income while limiting credit risk. The fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of the U.S. government.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including exchange traded funds, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. U.S. Treasury securities are valued at the mean between the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Borrowings

The Yorktown Classic Value Trust is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. As of May 31, 2004, the balance due for securities purchased through leveraging was $8,063,000. The average daily balance during the year ended May 31, 2004 was $7,256,133 or $4.43 per share, based on average shares outstanding of 1,637,131. The maximum amount of borrowings outstanding at any month-end during the year was $8,810,000. Yorktown Classic Value Trust’s investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold or repledged.

Interest is charged at a rate of 1.50% plus the Fed Funds rate (2.563% as of May 31, 2004). Interest expense for the Yorktown Classic Value Trust amounted to $186,313 for the year ended May 31, 2004.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Acounting Policies, continued

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Investment Advisory Agreement

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Growth Fund and ..75% of the average daily net assets exceeding $100 million; .60% of the average daily net assets of the Capital Income Fund; .70% of the average daily net assets of the Multiple Index Trust; .90% of the average daily net assets of the Yorktown Classic Value Trust and .40% of the average daily net assets of the Treasuries Trust. With respect to the Growth Fund and Capital Income Fund, the Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from a Fund’s purchase of shares of underlying funds. During the year ended May 31, 2004, the Advisor waived $16,307 and $1,807 of its fees for the Growth Fund and Capital Income Fund, respectively, under this arrangement. In addition, the Advisor has contractually agreed to limit the expenses of the Multiple Index Trust, Yorktown Classic Value Trust and Treasuries Trust. For the year ended May 31, 2004, fee waivers under this agreement amounted to $64,180, $21,311 and $65,463, respectively.

4.	Distribution Plan and Fees

Yorktown Distributors, Inc. (the “Distributor”) distributes shares of the Growth Fund, Capital Income Fund and Yorktown Classic Value Trust pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Growth Fund’s average daily net assets; .50% of the Capital Income Fund’s average daily net assets and .90% of the Yorktown Classic Value Trust’s average daily net assets.

In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by a Fund. During the year ended May 31, 2004, the Distributor received $16,307 and $1,807 from brokerage commissions earned on its execution of purchases of portfolio investments for the Growth Fund and Capital Income Fund, respectively. The principal stockholder of the Distributor is also a trustee of the Trust.

A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased. Consequently, redemption value may differ from net asset value.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

5.	Investment Activity

For the year ended May 31, 2004, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$55,206,293	$54,865,438	$—	$—
Capital Income Fund	22,929,511	17,265,233	—	—
Multiple Index Trust	30,460,019	24,793,042	—	—
Yorktown Classic Value Trust	28,551,899	20,983,548	—	—
Treasuries Trust	—	—	14,082,569	13,549,895

6.	Capital Loss Carryovers

At May 31, 2004, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year
Growth Fund	$7,599,309	2010-2011
Capital Income Fund	1,387,312	2010-2012
Multiple Index Trust	1,959,867	2011
Yorktown Classic Value Trust	—	—
Treasuries Trust	—	—

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.

7.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The tax character of distributions paid during 2004 and 2003 were as follows:

2004
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Growth Fund	$—	$—	$—	$—
Capital Income Fund	119,840	—	—	119,840
Multiple Index Trust	—	—	—	—
Yorktown Classic Value Trust	—	—	—	—
Treasuries Trust	130,511	83,391	—	213,902

2003
	Ordinary Income	Long Term Capital Gains	Return of Capital	Total Distributions
Growth Fund	$—	$—	$—	$—
Capital Income Fund	—	—	—	—
Multiple Index Trust	—	—	—	—
Yorktown Classic Value Trust	—	—	—	—
Treasuries Trust	223,560	—	—	223,560

The tax-basis components of distributable earnings at May 31, 2004 were as follows:

	2004
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Post- October Loss Push	Paid-In Capital	Net Assets
Growth Fund	$—	$—	$7,771,154	$(7,599,309)	$—	$50,282,356	$50,454,201
Capital Income Fund	47,059	—	1,768,941	(1,387,312)	—	18,613,814	19,042,502
Multiple Index Trust	—	—	1,128,702	(1,959,867)	—	23,132,123	22,300,958
Yorktown Classic Value Trust	—	679,736	5,263,740	—	—	20,242,358	26,185,834
Treasuries Trust	36,686	—	(130,324)	—	—	16,187,748	16,094,110

Temporary differences are not adjusted for financial reporting purposes; however, permanent differences are reclassified in the capital and undistributed accounts. For the year ended May 31, 2004, the Funds recorded the following permanent reclassifications, which relate primarily to the current net operating losses. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust
Undistributed net investment income	$1,108,950	$6,275	$68,579	$444,956	$(463)
Undistributed net realized gain	(12,087)	(6,275)	—	—	463
Paid-in-capital	(1,096,863)	—	(68,579)	(444,956)	—

Report of Independent Registered Public Accounting Firm

To	the Board of Trustees and
Shareholders	of American Pension Investors Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of cash flows of Yorktown Classic Value Trust, of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of American Pension Investors Trust (comprised of the Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Classic Value Trust, and Treasuries Trust, collectively referred to as the “Funds”), at May 31, 2004, the results of each of their operations, the cash flows for Yorktown Classic Value Trust, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

June 23, 2004

TRUSTEES AND OFFICERS

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held

David D. Basten Age 53	President and Trustee	Since 1985	All (consisting of five portfolios)

President and Director, Yorktown

Management & Research Company, Inc.;

President and Director, Yorktown Distributors, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate). He is the brother of Louis B. Basten III.

Louis B. Basten III Age 61	Secretary/ Treasurer and Trustee	Since 1993	All (consisting of five portfolios)	Secretary/Treasurer and Director, Yorktown Management & Research Company, Inc.; Secretary/Treasurer and Director, Yorktown Distributors, Inc.; President, Mid-State Insurance; Secretary/Treasurer, The Travel Center of Virginia, Inc.; Managing Partner, The Rivermont Company (real estate). He is the brother of David D. Basten.

Mark A. Borel Age 52	Trustee	Since 1985	All (consisting of five portfolios)	President, Borel Construction Company, Inc.; President, Borel Properties (real estate); President, Borel Associates (real estate); Partner, James Riviera, L.L.C. (real estate); President, MOBOWAD, Inc. (real estate); Partner, New London Development Company (real estate); Vice-President, Winnbo Electric (electrical contractor); Partner, HAB, L.L.C. (real estate); President, JAMBO International (commercial real estate); Partner, City Place, LLC (commercial real estate); Partner, JAMBORITA, LLC (commercial real estate).

Stephen B. Cox Age 56	Trustee	Since 1995	All (consisting of five portfolios)	Sole Proprietor, Legacy Logging; Vice President, Healing Harvest Forest Foundation (non-profit).

G. Edgar Dawson III Age 48	Trustee	Since 1995	All (consisting of five portfolios)	Shareholder, Officer and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm).

Wayne C. Johnson Age 51	Trustee	Since 1988	All (consisting of five portfolios)	Vice President of Operations, C.B. Fleet Company, Inc. (pharmaceuticals); prior to January 2003 and April 2000, he was Director of Operations and Director of Human Resources, respectively, at the same company.

(*)	Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David Basten and Mr. Louis Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS

IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,

AVAILABLE WITHOUT CHARGE UPON REQUEST

BY CALLING 1-800-544-6060.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE TRUST USES
TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO

SECURITIES IS AVAILABLE UPON REQUEST, WITHOUT

CHARGE, BY CALLING 1-800-544-6060
.

TAX INFORMATION (UNAUDITED)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

$119,840 of the Capital Income Fund’s income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

SHAREHOLDER SERVICES

API Trust

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Trust

431 N. Pennsylvania Street

Indianapolis, IN 46204

EXECUTIVE OFFICES

American Pension Investors Trust

P.O. Box 2529

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2. Code of Ethics

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The Registrant has not made any amendments to its code of ethics during the covered period. The Registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Registrant at (800) 544-6060.

Item 3. Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, the Board of Trustees determined that, although none of its members meet the technical definition of an audit committee financial expert, the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Committee, including the evaluation of the Registrant's financial statements, supervision of the Registrant's preparation of its financial statements, and oversight of the work of the Registrant's independent auditors.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fee:The aggregate fees billed for the fiscal years ended May 31, 2003 and May 31, 2004 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $48,000 and $51,000, respectively

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal years ended May 31, 2003 and May 31, 2004 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal years ended May 31, 2003 and May 31, 2004 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $19,000 and $19,950, respectively.

(d)	All Other Fees: The aggregate fees billed for the fiscal years ended May 31, 2003 and May 31, 2004 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1)	Pre-Approval Policies and Procedures. The Registrant's Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	Percentage of Services Approved by Audit Committee:
(a) 100%.
(b) Not applicable.
(c) 100%.
(d) Not applicable.
(f)	Not applicable.
(g)	Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended May 31, 2003 and May 31, 2004 by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. [Reserved]

Item 9. Submission of Matters to a Vote of Security Holders

The Board of Trustees is responsible for approving nominees for election as Trustees. To assist in this task, the Board has designated a Nominating Committee for the Board. The Nominating Committee reviews and recommends nominees to the Board. The Nominating Committee is comprised entirely of disinterested Trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940. Shareholders may also submit nominees that will be considered by the Nominating Committee when a Board vacancy occurs. Submissions should be mailed to API Trust, 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Item 10. Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the President and Chief Financial Officer of American Pension Investors Trust have concluded that such disclosure controls and procedures are effective as of May 31, 2004.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a- 3(d) of American Pension Investors Trust that occurred during the second half of its fiscal year that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 11. Exhibits

(a)	Code of Ethics for Executive Officers of American Pension Investors Trust.

(b)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto. The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 29, 2004	AMERICAN PENSION INVESTORS TRUST /s/David D. Basten David D. Basten President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 29, 2004	/s/David D. Basten David D. Basten President
Date: June 29, 2004	/s/Charles D. Foster Charles D. Foster Chief Financial Officer